Future Minimum Time Charter Revenue	12 Months Ended
Dec. 31, 2013
Notes To Consolidated Financial Statements
Future Minimum Time Charters

17. Future Minimum Time Charter Revenue

The future minimum time charter revenue, net of commissions, based on vessels committed to non-cancelable time charter contracts (including fixture recaps) as of December 31, 2013, is as follows:

December 31,
2014	$59,900
2015	27,544
2016	22,415
2017	22,056
2018	22,958
Thereafter	151,339
Total	$306,212

Future minimum time charter revenue excludes the future acquisitions of the vessels discussed in Note 11, since estimated delivery dates are not confirmed. Revenues from time charters are not generally received when a vessel is off-hire, including time required for normal periodic maintenance. In arriving at the minimum future charter revenues, an estimated off-hire time of 12 days to perform any scheduled drydocking on each vessel has been deducted, and it has been assumed that no additional off-hire time is incurred, although such estimate may not be reflective of the actual off-hire in the future.